S-K 1603, SPAC Sponsor; Conflicts of Interest	May 12, 2026
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our initial shareholders, including our sponsor, and our directors and officers, has agreed to certain restrictions on such party’s ability to transfer, assign or sell the Founder Shares and Private Units to unaffiliated parties, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.	Tidewise Capital Corporation Thomas Patrick Gehl	Transfers permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor, or any affiliates of our sponsor, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the event of our liquidation prior to our completion of our initial business combination; or (f) by virtue of the laws of the British Virgin Islands or our sponsor’s operating agreement upon dissolution of our sponsor; provided, however, that in the case of clauses (a) through (e) or (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by our sponsor with respect to such securities (including provisions relating to voting, the trust account and liquidation distributions described elsewhere in this prospectus).

Private Units (including the securities underlying such units)	Until 30 days after the completion of our initial business combination.	Tidewise Capital Corporation	Same as above

Any units, rights, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of the prospectus	Tidewise Capital Corporation	The Representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their Founder Shares and Private Units (including the securities underlying such units) pursuant to the letter agreement described in the immediately preceding paragraphs.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations which will take priority over us.
Individual	Entity	Entity’s Business	Affiliation/Title
Thomas Patrick Gehl	Horizon Import and Export Trading Hainan Co., Ltd.	International trading	CEO and General Counsel
	Victoria Royal International Trade Limited Hong Kong	International trading	President and CEO
Eunjeong Cheong	JNT Partners	Investment and corporate finance advisory	Chief Executive Officer
	MarketTree	Custom market research	Director
Patrick Swint	Alpha Star Acquisition Corporation (SPAC)	SPAC	Independent Director and Board Member
	ARMBUSINESSBANK CJSC	Banking	Member of the Supervisory Board
	Roberts & Ryan Investments Inc.	Service-Disabled Veteran-Owned (SDVO)	Board Advisor
	Knightsbridge Ventures	Investment Consulting	Founder and CEO
	Salsa Properties LLC	Acquisition and Development Management	Principal and Managing Director
Jason Dodier	GRAIN Ecosystem	Software	Co-Founder and Chief Operating Officer
	FountainHead RI	non-profit organization	Co-Founder
	Manhattan Chamber of Commerce	non-profit business association	Board of Directors Member
Yuan Lu	VITALITY COACHING	Coaching	Founder